Variable Interest Entity (Details)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents		$ 15,418,825		$ 12,440,457
Restricted cash		2,830		205,520
Accounts receivable, net		43,407,119		39,352,408
Prepaid taxes		2,249,606		2,396,349
Inventories, net		1,898,128		595,627
Advances to suppliers, net		3,328,762		13,079,889
Prepaid expenses and other receivables, net		81,801		91,377
Total Current Assets		67,802,071		68,161,627
Non-current assets
Property, plant and equipment, net		2,419,897		2,700,034
Manufacturing rebate receivable	¥ 53,942,315	7,632,838		7,746,116
Intangible assets, net		12,553,791		12,959,017
Total Assets		113,943,302		115,450,777
Current liabilities
Bank acceptance notes payable		1,417,830		205,520
Accounts payable		2,653,740		1,650,851
Customer deposits		3,959,521		6,955,142
Due to related parties		1,055,926	$ 1,055,926	1,626,120
Accrued liabilities and other payables		1,655,377		1,444,896
Total Current Liabilities		18,041,694		19,133,641
Non-current liabilities
Deferred tax liability		1,758,774		1,784,875
Total Liabilities		19,800,468		20,918,516
VIE
Current assets
Cash and cash equivalents		12,632		70,420
Restricted cash		2,830		205,520
Accounts receivable, net		77,031		795,240
Prepaid taxes		900,419		894,051
Inventories, net		239,564		239,222
Advances to suppliers, net		393,929		93,241
Prepaid expenses and other receivables, net		73,158		73,378
Total Current Assets		1,699,563		2,371,072
Non-current assets
Property, plant and equipment, net		1,037,887		1,139,398
Manufacturing rebate receivable		7,632,838		7,746,116
Intangible assets, net		12,364,730		12,764,272
Total Assets		22,735,018		24,020,858
Current liabilities
Bank acceptance notes payable		2,830		205,520
Accounts payable		1,157,955		1,165,718
Customer deposits		417,774		113,657
Due to related parties		978,509		943,584
Accrued liabilities and other payables		698,353		442,280
Total Current Liabilities		3,255,421		2,870,759
Non-current liabilities
Deferred tax liability		1,758,774		1,784,875
Total Liabilities		$ 5,014,195		$ 4,655,634